UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                            Form 13F-HR/A COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check  here  if Amendment [ X ];  Amendment Number: 1
This Amendment (Check only one):  [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Hussman Econometrics Advisors, Inc.
Address:        3525 Ellicott Mills Drive
                Ellicott City, Maryland 21043

Form 13F File Number: 28-

THE 13F-HR FILING MADE ON AUGUST 12, 2002 WAS FILED IN ERROR. THE OFFICIAL FIRST FILING WILL BE MADE WITHIN 45 DAYS AFTER DECEMBER 31, 2002.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John P. Hussman
Title: President
Phone: (410) 750-3900

Signature, Place, and Date of Signing:

/s/ John P. Hussman   Ellicott City, Maryland     8/14/2002
  [Signature]            [City, State]             [Date]

Report Type        (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $
                                            (thousands)


List of Other Included Managers:

                              NONE
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